Quarterly Results of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information [Line Items]
Net sales	$ 67,824,000	$ 57,641,000	$ 60,572,000	$ 56,293,000	$ 58,380,000	$ 50,888,000	$ 51,964,000	$ 52,873,000	$ 242,330,000		$ 214,105,000		$ 210,753,000
Cost of sales	17,423,000	14,037,000	14,564,000	13,697,000	13,322,000	11,704,000	11,779,000	11,434,000	59,721,000	[1]	48,239,000	[1]	56,762,000	[1]
Cost of sales - restructuring									0		0		667,000
Gross profit	50,401,000	43,604,000	46,008,000	42,596,000	45,058,000	39,184,000	40,185,000	41,439,000	182,609,000		165,866,000		153,324,000
Operating expenses:
Selling, general and administrative	66,479,000	63,054,000	50,543,000	50,709,000	43,157,000	36,730,000	35,885,000	34,524,000	230,785,000	[1]	150,296,000	[1]	131,611,000	[1]
Research and development	5,412,000	5,518,000	5,868,000	3,507,000	3,626,000	3,428,000	3,490,000	3,361,000	20,305,000	[1]	13,905,000	[1]	15,422,000	[1]
Amortization of intangible assets	1,750,000	1,342,000	2,778,000	1,606,000	1,491,000	1,289,000	982,000	655,000	7,476,000		4,417,000		2,412,000
Asset Impairment Charges	0	206,249,000	0	0					206,249,000		0		0
Gain on Disposition of Intangible Assets					(15,000,000)	0	0	0	0		(15,000,000)		0
Restructuring charges					0	0	254,000	177,000	0		431,000		4,613,000
Total operating expenses	73,641,000	276,163,000	59,189,000	55,822,000	33,274,000	41,447,000	40,611,000	38,717,000	464,815,000		154,049,000		154,058,000
Operating income	(23,240,000)	(232,559,000)	(13,181,000)	(13,226,000)	11,784,000	(2,263,000)	(426,000)	2,722,000	(282,206,000)		11,817,000		(734,000)
Income (Loss) from Continuing Operations Attributable to Parent	(135,211,000)	(124,500,000)	(15,539,000)	(4,918,000)	1,644,000	(4,088,000)	(1,367,000)	424,000	(280,168,000)		(3,387,000)		(7,395,000)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	182,000	(5,520,000)	(1,792,000)	13,353,000	3,708,000	(1,251,000)	2,077,000	4,137,000	6,223,000		8,671,000		2,252,000
Net income (loss)	(135,029,000)	(130,020,000)	(17,331,000)	8,435,000	5,352,000	(5,339,000)	710,000	4,561,000	(273,945,000)		5,284,000		(5,143,000)
Income (Loss) from Continuing Operations, Per Basic Share	$ (2.88)	$ (2.68)	$ (0.34)	$ (0.13)	$ 0.04	$ (0.11)	$ (0.04)	$ 0.02	$ (6.19)		$ (0.09)		$ (0.19)
Income (Loss) from Continuing Operations, Per Diluted Share	$ (2.88)	$ (2.68)	$ (0.34)	$ (0.13)	$ 0.04	$ (0.11)	$ (0.04)	$ 0.02	$ (6.19)		$ (0.09)		$ (0.19)
Net (loss) income per share, basic	$ (2.88)	$ (2.80)	$ (0.37)	$ 0.20	$ 0.14	$ (0.14)	$ 0.02	$ 0.12	$ (6.05)		$ 0.14		$ (0.13)
Net (loss) income per share, diluted	$ (2.88)	$ (2.80)	$ (0.37)	$ 0.20	$ 0.14	$ (0.14)	$ 0.02	$ 0.12	$ (6.05)		$ 0.14		$ (0.13)
Restructuring charges					300,000	200,000
DistributorConversionCharges	800,000	700,000	1,100,000	1,200,000	1,200,000	1,200,000	600,000
Business Combination, Acquisition Related Costs					1,800,000
Unrealized loss on derivative instruments, net of taxes $42 and $600, respectively									0		(1,769,000)		0
Inventory write-down	1,300,000	1,000,000							4,700,000		3,200,000		11,600,000
Raw Material Purchase Commitment Charge		3,200,000
Amortization of Debt Discount (Premium)									8,700,000
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees									200,000
Non Cash Adjustment Derivative Fair Value									(1,000,000)		(1,142,000)		0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability									(61,151,000)		0		0
Gain On Previously Held Investment									(7,798,000)		0		0
Valuation Allowance Charge	119,600,000
Immaterial Error									2,700,000
Continuing Operations [Member]
Operating expenses:
Gain on Disposition of Intangible Assets					(15,000,000)
Unrealized loss on derivative instruments, net of taxes $42 and $600, respectively						1,800,000
Amortization of Debt Discount (Premium)					2,100,000	700,000
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees						2,700,000
Non Cash Adjustment Derivative Fair Value	2,000,000	2,000,000	1,000,000	2,000,000	3,500,000	2,300,000
Gain On Previously Held Investment				7,800,000
Discontinued Operations [Member]
Operating expenses:
Charges related to U.S. government inquiries	600,000	500,000	700,000	1,100,000		1,700,000	2,100,000	2,900,000
Restructuring charges							500,000	700,000
DistributorConversionCharges	300,000	300,000	400,000	500,000	500,000	400,000	200,000
Product Liability Accrual, Period Expense					2,400,000
Increase Decrease in Estimated Recovery from Third Party									19,400,000
Acquisitions in 2013 [Member]
Operating expenses:
Business Combination, Acquisition Related Costs		1,700,000	1,400,000	7,500,000					2,300,000
MicroPort [Member]
Operating expenses:
Business Combination, Acquisition Related Costs	7,700,000	11,200,000	2,600,000
MicroPort [Member] | Discontinued Operations [Member]
Operating expenses:
Business Combination, Acquisition Related Costs	2,900,000	5,200,000	2,800,000
Contingent Value Rights [Member] | Continuing Operations [Member]
Operating expenses:
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 800,000	$ 66,100,000	$ 5,800,000

[1]	These line items include the following amounts of non-cash, stock-based compensation expense for the periods indicated: Year Ended December 31, 2013 2012 2011Cost of sales$503 $704 $735Selling, general and administrative10,675 6,767 4,875Research and development780 368 320Discontinued operations3,410 3,135 3,178